Share Capital	12 Months Ended
Dec. 31, 2020
Share Capital Reserves And Other Equity Interest [Abstract]
Share Capital

20. SHARE CAPITAL

The Company is authorized to issue an unlimited number of common shares with no par value. Shares in issue as at December 31, 2020 and December 31, 2019 are outlined below:

	2020		2019
(000s)	Shares	Amount ($)	Shares	Amount ($)
Balance, beginning of year	72,543	152,805	72,206	152,084
Stock options exercised	-	-	337	547
Contributed surplus re-class on exercise	-	-	-	174
Balance, end of year	72,543	152,805	72,543	152,805